Segment Information - Segment Information for the Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [Line Items]
REVENUE	¥ 2,353,588	¥ 2,015,890	[1]	¥ 1,616,903	[1]
Depreciation, depletion and amortization	(231,929)	(237,375)	[1]	(218,147)	[1]
Including: Impairment losses of property, plant and equipment	(29,925)	(17,947)		(8,502)
Profit / (loss) from operations	120,997	67,722	[1]	60,635	[1]
Finance costs:
Exchange gain	12,475	8,217	[1]	12,828	[1]
Exchange loss	(11,330)	(9,311)	[1]	(11,571)	[1]
Interest income	3,769	2,901	[1]	2,491	[1]
Interest expense	(22,352)	(22,408)	[1]	(23,348)	[1]
Total net finance costs	(17,438)	(20,601)	[1]	(19,600)	[1]
Share of profit / (loss) of associates and joint ventures	11,647	5,968	[1]	4,105	[1]
Profit before income tax expense	115,206	53,089	[1]	45,140	[1]
Income tax expense	(42,790)	(16,296)	[1]	(15,768)	[1]
Profit for the year	72,416	36,793	[1]	29,372	[1]
Other assets	24,759	26,724		25,766
Investments in associates and joint ventures	89,362	81,159	[1]	78,967
Assets	2,432,266	2,404,612		2,396,651
Capital expenditures	255,974	216,227		172,386
Liabilities	1,021,608	1,023,293		1,023,916
Other liabilities	99,759	70,091		58,839
Exploration and production [member]
Disclosure of operating segments [Line Items]
REVENUE	119,417	96,127		76,768
Depreciation, depletion and amortization	(169,622)	(169,484)		(155,192)
Including: Impairment losses of property, plant and equipment	(26,002)	(6,565)		(882)
Profit / (loss) from operations	73,519	15,475		3,148
Finance costs:
Share of profit / (loss) of associates and joint ventures	4,224	1,716		(158)
Investments in associates and joint ventures	39,235	39,517		42,398
Capital expenditures	196,109	161,997		130,248
Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	181,465	172,289		143,657
Depreciation, depletion and amortization	(24,971)	(32,319)		(25,475)
Including: Impairment losses of property, plant and equipment	(3,393)	(10,223)		(3,413)
Profit / (loss) from operations	42,756	39,961		39,026
Finance costs:
Share of profit / (loss) of associates and joint ventures	63	(89)		13
Investments in associates and joint ventures	1,010	1,375		1,262
Capital expenditures	15,287	17,705		12,847
Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	1,722,466	1,480,764		1,175,272
Depreciation, depletion and amortization	(13,511)	(12,734)		(12,891)
Including: Impairment losses of property, plant and equipment		(7)		(2)
Profit / (loss) from operations	(6,450)	8,279		11,048
Finance costs:
Share of profit / (loss) of associates and joint ventures	4,214	1,501		552
Investments in associates and joint ventures	17,437	11,938		10,455
Capital expenditures	17,010	10,982		7,983
Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	328,470	265,310		219,693
Depreciation, depletion and amortization	(21,985)	(21,146)		(22,743)
Including: Impairment losses of property, plant and equipment	(530)	(1,150)		(4,205)
Profit / (loss) from operations	25,515	15,688		17,885
Finance costs:
Share of profit / (loss) of associates and joint ventures	496	279		204
Investments in associates and joint ventures	7,022	5,534		3,305
Capital expenditures	26,502	24,529		20,340
Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	1,770	1,400		1,513
Depreciation, depletion and amortization	(1,840)	(1,692)		(1,846)
Including: Impairment losses of property, plant and equipment		(2)
Profit / (loss) from operations	(14,343)	(11,681)		(10,472)
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,650	2,561		3,494
Investments in associates and joint ventures	24,658	22,795		21,547
Capital expenditures	1,066	1,014		968
Operating segments [member]
Disclosure of operating segments [Line Items]
REVENUE	3,900,944	3,171,533		2,546,284
Finance costs:
Assets	3,864,560	3,805,076		3,949,115
Liabilities	1,478,858	1,514,118		1,662,727
Operating segments [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
REVENUE	658,712	505,430		412,484
Finance costs:
Assets	1,227,613	1,211,912		1,260,009
Liabilities	466,097	525,085		536,284
Operating segments [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	874,125	707,804		582,510
Finance costs:
Assets	316,015	318,299		324,357
Liabilities	49,292	79,989		124,076
Operating segments [member] | Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	2,003,105	1,660,456		1,301,616
Finance costs:
Assets	429,854	397,813		384,123
Liabilities	239,187	199,340		183,159
Operating segments [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	362,626	295,786		247,477
Finance costs:
Assets	519,553	519,249		546,485
Liabilities	158,153	120,244		150,855
Operating segments [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	2,376	2,057		2,197
Finance costs:
Assets	1,371,525	1,357,803		1,434,141
Liabilities	566,129	589,460		668,353
Elimination of intersegment amounts [member]
Disclosure of operating segments [Line Items]
REVENUE	(1,547,356)	(1,155,643)		(929,381)
Finance costs:
Assets	(1,546,415)	(1,508,347)		(1,657,197)
Liabilities	(557,009)	(560,916)		(697,650)
Elimination of intersegment amounts [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
REVENUE	(539,295)	(409,303)		(335,716)
Elimination of intersegment amounts [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	(692,660)	(535,515)		(438,853)
Elimination of intersegment amounts [member] | Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	(280,639)	(179,692)		(126,344)
Elimination of intersegment amounts [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	(34,156)	(30,476)		(27,784)
Elimination of intersegment amounts [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	¥ (606)	¥ (657)		¥ (684)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).